UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
X            Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period  January 1, 2016 to March 31, 2016.
Date of Report (Date of earliest event reported):    May 13, 2016
Commission File Number of securitizer:         025-00528

Central Index Key Number of securitizer:       0001541502
Goldman Sachs Mortgage Company1
(Exact name of securitizer as specified in its charter)
Peter Morreale, (917) 343-6108
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [  ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [  ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [  ]
___            Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

____________________________________________________________
 (Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________

Central Index Key Number of underwriter (if applicable): ____________

____________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

1 Relates to the issuances of residential mortgage-backed securities, commercial mortgage-backed securities and automobile loan asset-backed securities for which the filer acts as sponsor.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 are attached as Exhibit 99.1 to this Form ABS-15G.

Exhibits

99.1                          Disclosures required by Rule 15Ga-1.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: May 13, 2016
GOLDMAN SACHS MORTGAGE COMPANY
(Securitizer)

By:  /s/ Michelle Gill
        Name:      Michelle Gill
        Title:        Vice President of Goldman Sachs  Real Estate Funding Corp., General  Partner of Goldman Sachs Mortgage  Company

EXHIBIT INDEX

Exhibit Number

99.1                          Disclosures required by Rule 15Ga-1.